STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6:-	STOCKHOLDERS' DEFICIENCY AND CONVERTIBLE PREFERRED SHARES

a.	Series A Preferred Stock:

On September 23, 2014, the Company consummated the final closing of a private placement with existing and new institutional and accredited investors (the "September 2014 Private Placement") pursuant to which the Company raised $4,096 in net proceeds by issuance of aggregate 42,350 units which consist of 42,350 shares of newly designated Series A Convertible Preferred Stock (the "Series A Preferred Stock") which are convertible into up to an aggregate of 10,683,662 shares of Common Stock, and warrants to purchase 5,341,834 shares of Common Stock with an exercise price of $0.48 per share.

The holders of the Series A Preferred Stock have certain rights and privileges, including, among others, a liquidation preference which might be applied in certain deemed liquidation events such as changes in control of the Company and therefore are accounted and recorded out of the Company's equity, as mezzanine equity according to the provisions of ASC 480-10-S99 "Distinguishing Liabilities from Equity". In addition, based on the fair value of each of the Series A Preferred Stock and the Common Stock as of September 23, 2014 and subject to the conversion right pursuant to which each Series A Preferred Stock shall be converted into shares of Common Stock at a ratio of 1 to 252 at any time by election of the September 2014 Investors, the Company has measured a beneficial conversion feature ("BCF") which was accounted as deemed dividend and was recorded as additional paid in capital during the year ended December 31, 2014.

During the six months period ended June 30, 2015, 6,052 shares of Series A Preferred Stock had been converted into 1,526,609 shares of Common Stock and therefore an amount of $400 was accounted for as additional paid in capital in the Company's statement of changes in stockholders deficiency.

b.
On February 25, 2015 and March 16, 2015, the Company completed two closings of private placements (the "February 2015 Private Placement") with existing and new institutional and accredited investors and raised $1,956 in net proceeds through the issuance of 11,286,444 shares of Common Stock, and series A warrants to purchase 2,821,613 shares of Common Stock (the "Series A Warrants") and series B warrants to purchase 2,821,613 shares of Common Stock (the "Series B Warrants"). Out of the above issuance, 1,150,000 shares of Common Stock, 287,500 Series A Warrants and 287,500 Series B Warrants were purchased by the Chief Financial Officer of the Company for gross proceeds of $207 and 1,111,111 shares of Common Stock, 277,778 Series A Warrants and 277,778 Series B Warrants were purchased by one of the directors of the Company for gross proceeds of $200.

The Series A Warrants are immediately exercisable at an exercise price of $0.24 per share and expire 9 months from the closing of the February 2015 Private Placement in which such warrants were purchased. The Series B Warrants are immediately exercisable at an exercise price of $0.30 per share and expire 36 months from the closing of the February 2015 Private Placement in which such warrants were purchased. The Series A Warrants and Series B Warrants are eligible also for "cashless exercise" only if the underlying shares of Common Stock are not registered for resale, they contain standard anti-dilution protections clause and therefore will be classified as part of the Company’s stockholder’s deficiency. The Series B Warrants are callable by the Company for nominal consideration in the event that the share price of the Common Stock trades over $0.80 (adjusted for splits and the like) for 20 consecutive trading days.

With relation to the February 2015 Private Placement the Company entered into a finder’s fee agreement with a finder according to which the finder shall receive a cash fee of approximately $43 and immediately exercisable warrants to purchase: i) 241,423 shares of Common Stock with an exercise price of $0.18, with a “cashless exercise” feature and which are exercisable by February 25, 2018; ii) 60,356 shares of Common Stock with an exercise price of $0.24 and which are exercisable by November 25, 2015; and iii) 60,356 shares of Common Stock with an exercise price of $0.30 and which are exercisable by February 25, 2018. All finder’s warrants contain a standard anti-dilution protections clause and therefore will be classified as part of the Company’s stockholder’s deficiency.

The Company was required to file a registration statement for the resale of the shares and warrants shares issued in the February 2015 Private Placement within 60 days following the closing date and to use its reasonable best efforts to cause such registration statement to be declared effective within 75 days following the Closing Date (or 150 days following the Closing Date if the SEC determines to review the registration statement). The Company could incur liquidated damages if it did not meet the registration obligations.

On April 8, 2015, the Company filed a registration statement covering the public resale of up to 11,286,444 shares of Common Stock, 2,821,613 shares of Common Stock underlying the Series A Warrants and 2,821,613 shares of Common Stock underlying the Series B Warrants, sold in the February 2015 Private Placement (the "Fifth Registration Statement"). The Fifth Registration Statement was declared effective on April 24, 2015.

c.	On April 3, 2015, the Company's Board of Directors approved following issues -

1.
The reservation of 400,000 shares of Common Stock under the terms of an Engagement Agreement with a service provider ("Service Provider Agreement") dated March 15, 2015 (the "Effective Date") in connection to offering Investor Relations Services ("Services") to the Company. The Service Provider Agreement shall be for a period of one year beginning with the Effective Date (the "Term"), pursuant to which in addition to monthly retainer Company shall issue 100,000 shares of Common Stock on a quarterly basis over the Term in consideration for the Services. The Company recorded General and Administrative expenses amounting to $29 in connection to 100,000 shares of Common Stock that have been issued during the six months period ended June 30, 2015.

2.
A salary program pursuant to which the Company will issue up to 2,200,000 Compensation Shares ("Compensation Shares") of Common Stock to directors, officers and employees of the Company as consideration for a reduction in or waiver of cash salary or fees owed to such individuals. The waiver of cash salary will be done upon the average closing price of the Common Stock for the 30 trading days prior to the date the Compensation Shares are granted.

As of June 30, 2015, the Company issued 400,093 Compensation Shares to certain members of the Board of Directors as consideration for a waiver of cash owed to such individuals amounting to $110.

d.
On May 5, 2015 (the "Commitment Date"), the Company’s Board of Directors approved a certain warrants exercise and replacement agreement according to which upon the Company's request for a period of eight business days the holders of warrants from the February 2015 Private Placement were able to exercise for cash their outstanding 2,881,969 warrants. Upon such exercise, the Company issued the participating additional warrants to purchase the same number of additional shares of Common Stock of the Company, for an exercise price of $0.24, having the same terms and conditions of the exercised warrants.

The transaction was accounted for in accordance with ASC 470-20 "Debt with Conversion and Other Options", pursuant to which the induced conversion privileges are exercisable only for a limited period of time and includes the issuance of all of the equity securities issuable pursuant to conversion privileges included in the terms of the warrants at issuance for each warrant instrument that is converted. Therefore, the induced conversion was accounted as deemed dividend and measured at the Commitment Date in total amount of $154.

Under this offer, 1,923,636 warrants were exercised into 1,923,636 shares of Common Stock for a total net consideration of $453.

e.	Stock option compensation:

Transactions related to the grant of options to employees, directors and non-employees under the above plans during the six months period ended June 30, 2015 were as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	Intrinsic
	options	price	life	value
		$	Years	$

Options outstanding at beginning of year	1,317,400	6.59	6.98	8
Options granted	-
Options exercised	6,000	0.01
Options expired	134,650	7.07
Options forfeited	98,225	4.14

Options outstanding at period end (unaudited)	1,078,525	6.58	6.99	12

Options vested and expected to vest at period end (unaudited)	1,055,813	6.58	6.97	12

Exercisable at period end (unaudited)	943,900	6.70	6.72	12

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last day of the second quarter of 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2015. This amount is impacted by the changes in the fair market value of the Common Stock.

As of June 30, 2015, the total amount of unrecognized stock-based compensation expense was approximately $272 which will be recognized over a weighted average period of 0.48 years.

The total compensation cost related to all of the Company's equity-based awards recognized during the six month period ended June 30, 2015 and 2014 was comprised as follows:

	Six months ended
	June 30,
	2015	2014
	Unaudited

Cost of revenues and ramp up of manufacturing costs	$6	$36
Research and development	64	280
Sales and marketing	22	6
General and administrative	120	877

Total stock-based compensation expenses	$212	$1,199

NOTE 9:-	STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES

a.
The holders of Common Stock have the right to one vote for each share of Common Stock held of record by such holder with respect to all matters on which holders of Common Stock are entitled to vote, to receive dividends as they may be declared in the discretion of the Company’s Board of Directors, to participate in the balance of the Company's assets remaining after liquidation, dissolution or winding up, ratably in proportion to the number of shares of Common Stock held by them. Except for contractual rights of certain investors, the holders of Common Stock has no pre-emptive or similar rights and are not subject to redemption rights and carry no subscription or conversion rights.

b.	The holders of Series A Preferred Stock have rights, preferences and privileges, as follows:

Liquidation preference - Based on preference of distribution, the holders of Series A Preferred Stock shall be entitled to receive, out of funds legally available thereof, as determined by the Company's Board of Directors, dividends at an amount per share which is equal (on an as converted to Common Stock basis) to and in the same form as dividends actually paid on shares of Common Stock, as and if such dividends are paid on shares of Common Stock.

Based on preference of any distribution, liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, including, without limitation, upon any deemed liquidation as determined in the COI, the Company's assets or surplus funds legally available for distribution shall be distributed to the holders of Series A Preferred Stock pursuant to which each Series A Preferred Stock will be entitled to receive the original issue price paid by each Series A Preferred stockholder, plus all accrued but unpaid dividends for each share of Common Stock. The aggregate liquidation preference as of December 31, 2014 amounted to $4,165.

Preemptive rights - One Series A Preferred Stockholder shall have preemptive right to participate in future financings for a period two years in an amount necessary to maintain such investor fully-diluted percentage interest in the Company.

Voting - Each stockholder shall have one vote for each Common Stock held by such stockholder of record or such Common Stock as would be held by each holder of Series A Preferred Stock if all shares of Series A Preferred Stock were converted to Common Stock at the then effective conversion rate, on every resolution.

Conversion - Each holder of a Series A Preferred Stock shall be entitled to convert, at any time and from time to time, and without payment of additional consideration, into such number of fully paid and non-assessable shares of Common Stock in ratio as determined in the COI. The conversion price shall be subject to standard anti-dilution adjustments as described in the COI.

Upon the written election of the holders of a majority of the outstanding Series A Preferred Stock, all shares of Series A Preferred Stock shall automatically be converted into fully paid and non-assessable shares of Common Stock.

c.
On February 18, 2014, the Company consummated the February 2014 Private Placement with institutional and other accredited investors (the "February 2014 Investors"), pursuant to which the Company issued units comprised of an aggregate of (i)  445,392 shares of Common Stock (the "February 2014 Shares") and (ii) warrants initially exercisable to purchase an aggregate of 334,044 shares of Common Stock (the "February 2014 Warrants").  The price per unit issued in this offering was $9.40, yielding proceeds of approximately $3,754 net of issuance costs.

The placement agent in the February 2014 Private Placement received in addition to cash fees, the right to receive warrants to purchase 28,977 shares of Common Stock having the same terms and conditions as the February 2014 Warrants.

Pursuant to the terms of the February 2014 Private Placement, the Company was required to issue additional shares of Common Stock (the "Adjustment Shares") to the February 2014 Investors at a specified time in the event that the price per share of Common Stock issued in the February 2014 Private Placement was greater than the price per share of Common Stock, calculated as 90% of the average of the ten lowest weighted average prices of Common Stock during the twenty trading day period starting immediately following the earlier of the date on which the February 2014 Shares, shares of Common Stock underlying the February 2014 Warrants and Adjustment Shares were registered for resale with the SEC or were able to be sold without restriction under Rule 144 under the Securities Act (the "Reset Price"); provided, that, subject to the terms and conditions of the February 2014 Private Placement, the Company was required to issue further additional shares of Common Stock at one or more additional specified times if the shares of Common Stock issued in the February 2014 Private Placement were not freely tradable for certain specified minimum periods.

The February 2014 Warrants were immediately exercisable at an exercise price of $11.75 per share and expire five years after the date that the shares of Common Stock underlying such warrants have been registered for resale with the SEC or are able to be sold without restriction under Rule 144 under the Securities Act. The February 2014 Warrants were subject to adjustment under certain circumstances, including "full ratchet" anti-dilution protection upon the issuance of any Common Stock (including the Adjustment Shares), securities convertible into Common Stock, or certain other issuances at a price below the then-existing exercise price, with certain exceptions. In addition, upon certain changes in control events, the holders of the warrants were granted the right to receive, subject to certain limitations and assumptions, cash equal to the Black-Scholes value of the outstanding warrants.

Based on the aforementioned terms the February 2014 Warrants have been accounted for as liability according to the provisions of ASC 815-40 amounted to $3,230.

In connection with the February 2014 Private Placement, the Company also entered into a Registration Rights Agreement (the "RRA") with the February 2014 Investors. Pursuant to the terms of the RRA, the Company granted to the February 2014 Investors certain registration rights related to the February 2014 Shares, Warrants and the Adjustment Shares issued and issuable in this private placement. According to the RRA, the Company was required to file a registration statement for the resale of the shares of Common Stock underlying the February 2014 Warrants and Adjustment Shares within 30 days following the closing date of the February 2014 Private Placement and to use its reasonable best efforts to cause such registration statement to be declared effective within 60 days following the closing date (or 120 days following the closing date if the SEC reviewed the registration statement). The Company was subject to potential liquidated damages to each February 2014 Investor of up to nine percent (the "Registration Fee") of the pro-rata purchase price of the Shares for failure to meet its registration obligations under the RRA.

On March 20, 2014, the Company filed a registration statement (the "Third Registration Statement") with the Securities and Exchange Commission (the "SEC") covering the public resale of up to 779,436 shares of Common Stock, par value $0.0001 per share (including 334,044 shares of Common Stock underlying warrants) previously issued to the investors from the February 2014 Private Placement. The Third Registration Statement was declared effective on June 3, 2014.

Following the effectiveness of the Third Registration Statement, and in accordance with the terms of the February 2014 Private Placement, on July 2, 2014 the Company issued 496,884 Adjustments Shares based on a reset price of $4.45 to the February 2014 Investors. In addition, the exercise price for the investors and placement agent warrants of the February 2014 Private Placement was adjusted to $4.45 and additional 549,338 and 47,653 warrants became eligible for issuance upon exercise of such warrants, respectively.

On August 15, 2014, the Company entered into a separate amendment and exchange agreements with the February 2014 Investors (each, an "Exchange Agreement") pursuant to which certain terms of the original investment agreements were eliminated and all of the aforesaid warrants were exchanged and terminated in consideration of the issuance on August 22, 2014 of an aggregate of 10,806,190 shares of Common Stock pursuant to the formula described in the Exchange Agreement.

On September 22, 2014, and following to such Exchange Agreement, the Company entered into an agreement with the placement agent of the February 2014 Private Placement to terminate its right to receive warrants in exchange for 151,325 shares of Common Stock pursuant to the same formula as described in the Exchange Agreement. Such Common Stock were issued to the placement agent on October 7, 2014.

The exchange to the February 2014 Investors and placement agent is considered as a modification of the terms of the February 2014 Private Placement. The incremental value that was generated to the investors from the aforementioned exchanged warrants (including other eliminated rights) and the fair value of new shares of Common Stock that were issued, amounted to $3,403 and was allocated to the exchanged warrants and eliminated reset feature based on their relative fair value which was determined by the Company's management by assistance of third party appraiser. Therefore, $279 out of the above amount was allocated to the eliminated reset feature and was accounted for as deemed dividend in the Statement of Changes in Shareholders’ Deficit. The remaining amount of $3,124 was allocated to the exchanged warrants and was recorded as part of the finance expenses in the consolidated statement of comprehensive loss.

d.
On September 23, 2014, the Company entered into and closed the transactions contemplated by a definitive Securities Purchase Agreement (the "September 2014 Private Placement") with existing and new institutional and accredited investors (the "September 2014 Investors") pursuant to which the Company raised $4,096 in net proceeds by issuance of aggregate 42,350 units which consist of 42,350 shares of newly designated Series A Convertible Preferred Stock (the "Series A Preferred Stock") which are convertible into 10,683,662 shares of Common Stock and warrants to purchase 5,341,834 shares of Common Stock with an exercise price of $0.48 per share.

The warrants issued in the September 2014 Private Placement are exercisable immediately upon issuance and may be exercised at any time prior to September 23, 2018. They also are eligible for "cashless exercise" only if the underlying shares of Common Stock are not registered for resale. If the Company fails to timely deliver registered shares of Common Stock to the September 2014 Investors upon exercise, it would be subject to certain net settlement cash feature and liquidated damages penalties and therefore these warrants are accounted and recorded as a liability according to the provisions of ASC 815-40.

The Series A Preferred Stock have certain rights and privileges among others, a liquidation preference which might be applied in certain deemed liquidation events such as changes in control of the Company and therefore are accounted and recorded out of the Company's equity, as mezzanine according to the provisions of ASC 480-10-S99 "Distinguishing Liabilities from Equity".

In addition, based on the fair value of each of the Series A Preferred Stock and the Common Stock as of September 23, 2014 and subject to the conversion right pursuant to which each Series A Preferred Stock shall be converted into shares of Common Stock at a ratio of 1 to 252 at any time by election of the September 2014 Investors, the Company has measured a beneficial conversion feature ("BCF") which was accounted as deemed dividend and was recorded as additional paid in capital during the year ended December 31, 2014.

The table below shows the allocation of proceeds from the September 2014 Private Placement and carrying value of the Series A Preferred Stock and warrants issued in such placement:

Year ended
December 31,
2014

Gross proceeds on September 23, 2014	$4,235
Fair value of warrants on September 23,2014	(1,336)
Related issuance costs allocated	(96)

Net value allocated to Series A Preferred Stock	$2,803

Calculated BCF value	(2,899)
Deemed dividend	2,899
Conversion of Series A Preferred Stock, net of issuance costs	(46)

Balance at December 31, 2014	$2,757

The Company was obligated to file a registration statement registering all of such Common Stock underlying the above warrants and Series A Preferred Stock (the "Registrable Shares") within 30 days following the closing date of the September 2014 Private Placement and cause such registration statement to become effective within 60 days (or 120 days following the closing date if the SEC determines to review the registration statement) after such filing and ensure that after the applicable effective dates, all the Registrable Shares are able to be sold (whether pursuant to a registration statement or otherwise). Failure to comply with any one of these registration requirements (subject to applicable grace periods) triggers certain liquidated damages payable by the Company to each of the September 2014 Investors.

On October 15, 2014, the Company filed a registration statement covering the public resale of up to 10,683,662 Registrable Shares underlying the Series A Preferred Stock and 5,341,834 Registrable Shares underlying warrants, sold in the September 2014 Private Placement (the "Fourth Registration Statement"). The Fourth Registration Statement was declared effective on October 30, 2014.

As of December 31, 2014, 698 Series A Preferred Stock had been converted into 176,137 shares of Common Stock and therefore an amount of $46 was accounted for as additional paid in capital in the Company's statement of changes in stockholders deficiency.

e.
The Exchange Agreement and the September 2014 Private Placement, as described in Notes 9c and 9d, triggered the anti-dilution mechanism of the warrants issued in the Company’s private placement which closed in March 2012 (the "2011-2012 Private Placement") by adjusting the current exercise price of the warrants for the investors and placement agent from $6.50 to $1.23 and additional 2,297,624 and 437,537 shares became subject to such warrants, respectively. In addition, the exercise price for the placement agent warrants of the 2011-2012 Private Placement, with a current exercise price of $5.00 was adjusted to $1.00 and additional 338,099 warrants were issued (see also Note 10a).

f.	The table below summarizes the outstanding warrants as of December 31, 2014:

	Warrants
	outstanding as
	of December	Exercise
	31, 2014	price	Expiration date
		$

Investors of the 2011-2012 Private Placement	2,835,787	1.23	October 26, 2016
Placement agent of the 2011-2012 Private Placement	423,496	1.00	April 8, 2016
Placement agent of the 2011-2012 Private Placement	540,046	1.23	April 8, 2016
October 2012 Private Placement FINRA member	29,585	7.50	October 16, 2016
August 2012 Private Placement	141,269	5.00	April 8, 2015
April-May 2013 Private Placement	400,000	25.00	April 4, 2016
Placement agent of the April-May 2013 Private Placement	80,003	12.50	April 4, 2016
Placement agent of the April-May 2013 Private Placement	40,005	25.00	April 4, 2016
Investors of the September 2014 Private Placement	5,341,834	0.48	September 23, 2018
Consulting Agreement	50,000	7.50	April 8, 2015

Total outstanding	9,882,025

During the year ended December 31, 2013, proceeds from warrants exercised amounted to $292 following the issuance of 60,155 Common Stock out of which 12,567 were issued utilizing a cashless exercise feature. During the year ended December 31, 2014, proceeds from warrants exercised amounted to $343 following the issuance of 68,524 Common Stock out of which none were issued utilizing a cashless exercise feature.

g.	Stock-based compensation:

1.
On January 23, 2012, an equity incentive plan (the "2012 Plan") was adopted by the Board of Directors of the Company and approved by a majority of the Company's stockholders, under which options to purchase up to 572,000 shares of Common Stock have been reserved. Under the 2012 Plan, options to purchase shares of Common Stock may be granted to employees and non-employees of the Company or any affiliate, each option granted can be exercised to one share of Common Stock.

On January 23, 2012, the 2012 Israeli equity sub plan (the "Sub Plan") was adopted by the Board of Directors of the Company, which set forth the terms for the grant of stock awards to Israeli employees or Israeli non-employees. The Sub Plan was adopted in accordance with the amended sections 102 and 3(i) of Israel's Income Tax Ordinance. The Sub Plan is part of the 2012 Plan and subject to the same terms and conditions.

During February 2013, the Board of Directors and majority stockholders of the Company approved an increase in the size of the 2012 Plan from 572,000 shares of Common Stock to 1,000,000 shares of Common Stock.

On June 17, 2014, the Board of Directors and majority stockholders of the Company approved an increase in the size of the 2012 Plan from 1,000,000 shares of Common Stock to 1,500,000 shares of Common Stock.

2.
On January 7, 2014, the Company's Compensation Committee of the Board of Directors approved the grants of 124,000 and 10,000 options to employees and to a consultant of the Company, respectively, at an exercise price of $9.25 per share. Such options to the Company’s employees vest over a period of two years commencing on the grant date. The options granted to the consultant of the Company were fully vested as of the grant date. All of the aforementioned options have ten year term and were issued under 2012 Plan.

Following the approval of the Company's Board of Directors of the Annual Directors Plan, on May 7, 2014 our Board of Directors approved the 2014 grant of the Annual Directors Plan with 5,000 options granted to each of the Company's then current non-employee directors. These options have an exercise price of $6.95 and shall vest in quarterly arrears over one year ended December 31, 2014.
These options also have a cashless exercise feature and a ten year term.

On the same date, the Board of Directors also approved a one-time grant of fully-vested 30,000 options to each of the two newest non-employee directors. These options have an exercise price of $6.95, a cashless exercise feature and a ten year term.

In addition, on the same date, the Board of Directors approved the grant of 76,000 options to the member of the Company’s Scientific Advisory Board (the "SAB"). These options have an exercise price of $6.95, shall vest in four quarterly arrears, have a cashless exercise feature and a ten year term.

The abovementioned options to non-employee directors and the SAB were not issued under the Company’s 2012 Equity Incentive Plan and shall be deemed to have been issued under an "employee benefit plan" as defined in Rule 405 promulgated under the Securities Act.

On July 7, 2014, the Company's Board of Directors approved the grant of 236,000 and 63,000 options to employees and consultants, respectively, at an exercise price of $4.90 per share. Such options shall vest in 8 quarterly instalments over a period of two years commencing the above date. The options have a cashless exercise feature and a ten years term and shall be issued under the 2012 Plan.

In addition on the same date, the Board of Directors approved a one-time grant of fully-vested 30,000 options to a new non-employee director. These options have an exercise price of $4.90, have a cashless exercise feature and a ten years. The non-employee director options were not issued under the Company’s 2012 Equity Incentive Plan and shall be deemed to have been issued under an "employee benefit plan" as defined in Rule 405 promulgated under the Securities Act.

Upon such approvals, the remaining 432,500 options to purchase Common Stock are available for future grants under the 2012 Plan to employees and non-employees of the Company or Ltd.

Transactions related to the grant of options to employees, directors and non-employees under the above plans during the year ended December 31, 2014 were as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	Intrinsic
	options	price	life	value
		$	Years	$

Options outstanding at beginning of year	945,750	6.90	7.69	2,935
Options granted	624,000	6.36
Options exercised	74,500	0.09
Options expired	89,250	11.21
Options forfeited	88,600	13.54

Options outstanding at end of year	1,317,400	6.59	6.98	8

Options vested and expected to vest at end of year	1,284,800	6.58	6.96	8

Exercisable at end of year	962,875	6.74	6.42	8

Weighted average fair value of options granted during the year ended December 31, 2014 and 2013 is $2.82 and $7.20, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last day of fiscal

2014 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2014. This amount is impacted by the changes in the fair market value of the Common Stock.

The following table presents the assumptions used to estimate the fair values of the options granted in the period presented:

	Year ended
	December 31,
	2014	2013

Volatility	54.57%-64.74%	58.63%-75.77%
Risk-free interest rate	1.65%-2.84%	0.33%-2.98%
Dividend yield	0%	0%
Expected life (years)	5-10	2.7-9.72

As of December 31, 2014, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $669, which is expected to be recognized over a weighted average period of approximately 0.65 years.

The total compensation cost related to all of the Company's equity-based awards, recognized during year ended December 31, 2014 and 2013 was comprised as follows:

	Year ended
	December 31,
	2014	2013

Cost of revenues	$39	$-
Research and development	409	612
Sales, Marketing and pre-production costs	29	212
General and administrative (*)	1,215	2,389

Total stock-based compensation expenses	$1,692	$3,213

(*)
Excluding restricted Common Stock and warrants to purchase Common Stock that were granted to service provider and for which expenses amounted to $1,011 were recorded during the year ended December 31, 2013.